INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The summary of the deferred income tax asset for US entities is as follows:

	September 30, 2014	September 30, 2013
Beginning balance	$607,725	$265,000
Addition: Net operating loss	890,220	342,725
Total – Net operating loss carryforwards	1,497,945	607,725
Effective tax rate	34%	34%
Deferred tax asset	509,301	206,627
Valuation allowance	(509,301)	(206,627)
Ending balance	—	—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles the U.S. statutory rates to the Company’s effective tax rate as of the:

	Six Months Ended March 31,
	2015	2014
U.S. Statutory rate	34%	34%
Foreign income not recognized in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption	-25%	-25%
Effective income tax rate	—	—

The following table reconciles the U.S. statutory rate to the Company’s effective tax rate as of the:

	For the Years Ended September 30,
	2014	2013
U.S. Statutory rate	34%	34%
Foreign income not taxable in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption in PRC	-25%	-25%
Effective income tax rate	—	—